Supplemental information on oil and gas activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Bcf MMBbls	Dec. 31, 2019 USD ($) Bcf MMBbls	Dec. 31, 2018 USD ($) Bcf MMBbls	Dec. 31, 2017
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $	$ 133,864,000	$ 7,559,000
Discount rate used in current estimate of value in use	10.00%	10.00%	10.00%
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions		19.7
Proved Developed And Undeveloped Reserves From Existing Wells Revisions		12.3
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | Bcf	2.1	0.5	0.1
Proved Developed And Undeveloped Reserves Due To Lower Performance Than Expected Decrease | Bcf			0.7
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $	$ 81,967,000		$ 6,549,000
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions			0.3
Proved Developed And Undeveloped Reserves From Existing Wells Revisions		0.3
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf	7.9	2.2
Proved Developed And Undeveloped Reserves Due To Lower Performance Than Expected Decrease | Bcf	5.8	(2.4)
Proved Developed And Undeveloped Reserves Due To Lower Average Prices | Bcf	2.5
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $	$ 1,717,000
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf	3.00	1.8
Proved Developed And Undeveloped Reserves Due To Lower Average Prices | Bcf	1.2
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reversal of impairment loss | $			$ 11,531,000
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	5.1		0.7
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	6.3		15.4
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions		(0.3)
Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf		0.6
Peru [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions			1.0
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions			1.3
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $	$ 16,205,000	$ 7,559,000
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	0.50	0.4
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions		(0.3)
Proved Developed And Undeveloped Reserves Due To Lower Average Prices	1.1
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions | Bcf	1.9	0.1
Proved Developed And Undeveloped Reserves Due To Lower Performance Than Expected Decrease | Bcf		(1.3)
Proved Developed And Undeveloped Reserves Due To Lower Average Prices | Bcf	1.2	0.5
Colombia and Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions			9.0
Oil and gas properties [Member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	0.1
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions	1.6
Proved Developed And Undeveloped Reserves Due To Lower Average Prices	0.3
Oil and gas properties [Member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	4.5
Proved Developed And Undeveloped Reserves Due To Lower Average Prices	4.2
Oil and gas properties [Member] | Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions	0.2
Oil and gas properties [Member] | Colombia and Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions	2.8
Fell Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%	100.00%	100.00%	98.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	100.00%	100.00%	100.00%	97.00%
Fell Block [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions			(0.8)
Flamenco Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve				2.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve				3.00%
Cuerva Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve			1.50%	1.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve			2.00%	2.00%
Llanos 32 [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	3.00%	3.00%	1.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	5.00%	4.00%
Llanos 34 Blocks [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	86.00%	97.00%	96.00%	98.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	91.00%	96.00%	97.00%	97.00%
Llanos 34 Blocks [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions			(6.3)
CPO-5 Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	8.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	4.00%
Platanillo Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	3.00%
Morona Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%
Morona Block [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions		0.7
BCAM-40 Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%
Fell Block in Chile [Member] | Oil and gas properties [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions | Bcf			(2)
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions | Bcf			2.5
Yamu Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve			1.50%	1.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve			1.00%	1.00%
Aguada Baguales Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	50.00%	49.00%	48.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	100.00%	100.00%	75.00%
Puesto Touquet Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	26.00%	30.00%	33.00%
El Porvenir Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	24.00%	21.00%	19.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve			25.00%
Kiuaku Loij and Konawentru Field [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions		0.2
Argentina Challaco [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions		(0.04)